Taxes Payable (Tables)	6 Months Ended
Dec. 31, 2023
Tax Payable [Abstract]
Schedule of Tax Payables	Tax payables consisted of the following:
	December 31, 2023	June 30, 2023
	(Unaudited)
Income tax payable	$751,368	$722,114
Withholding tax payable	1,366	1,421
VAT tax payable	80,591	12,712
Tax payables	$833,325	$736,247